Premises and equipment (Tables)	12 Months Ended
Oct. 31, 2021
Text Block [Abstract]
Summary of Premises and Equipment

	For the year ended October 31, 2021
	Owned by the Bank (1)						Right-of-use lease assets

(Millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures and other equipment	Leasehold improvements	Work in process	Buildings	Equipment	Total
Cost
Balance at beginning of period	$152	$1,416	$2,222	$1,684	$3,383	$203	$5,171	$421	$14,652
Additions	1	–	28	6	94	388	379	109	1,005
Transfers from work in process	–	13	180	47	170	(410)	–	–	–
Disposals	(2)	(19)	(85)	(21)	(70)	(1)	(49)	(36)	(283)
Foreign exchange translation	(6)	(20)	(46)	(25)	(66)	(5)	(167)	(1)	(336)
Other	–	29	81	(85)	(17)	(5)	60	–	63
Balance at end of period	$145	$1,419	$2,380	$1,606	$3,494	$170	$5,394	$493	$15,101
Accumulated depreciation
Balance at beginning of period	$–	$754	$1,652	$1,265	$2,188	$–	$584	$275	$6,718
Depreciation	–	49	245	94	222	–	578	88	1,276
Disposals	–	(7)	(83)	(20)	(56)	–	(5)	(20)	(191)
Foreign exchange translation	–	(9)	(35)	(16)	(35)	–	(24)	(1)	(120)
Other	–	(12)	59	(63)	10	–	–	–	(6)
Balance at end of period	$–	$775	$1,838	$1,260	$2,329	$–	$1,133	$342	$7,677
Net carrying amount at end of period	$145	$644	$542	$346	$1,165	$170	$4,261	$151	$7,424

	For the year ended October 31, 2020
	Owned by the Bank (1)						Right-of-use lease assets

(Millions of Canadian dollars)	Land	Buildings	Computer equipment	Furniture, fixtures and other equipment	Leasehold improvements	Work in process	Buildings	Equipment	Total
Cost

Balance at beginning of period	$153	$1,395	$2,062	$1,557	$3,001	$432	$4,956	$363	$13,919
Additions	–	26	82	42	14	623	281	115	1,183
Transfers from work in process	–	9	279	93	449	(830)	–	–	–
Disposals	(1)	(4)	(157)	(42)	(124)	(2)	(58)	(57)	(445)
Foreign exchange translation	1	4	7	4	10	(2)	38	1	63
Other	(1)	(14)	(51)	30	33	(18)	(46)	(1)	(68)
Balance at end of period	$152	$1,416	$2,222	$1,684	$3,383	$203	$5,171	$421	$14,652
Accumulated depreciation
Balance at beginning of period	$–	$703	$1,553	$1,137	$2,074	$–	$–	$205	$5,672
Depreciation	–	47	267	109	224	–	600	86	1,333
Disposals	–	(3)	(155)	(39)	(112)	–	(12)	(16)	(337)
Foreign exchange translation	–	1	4	3	3	–	(2)	–	9
Other	–	6	(17)	55	(1)	–	(2)	–	41
Balance at end of period	$–	$754	$1,652	$1,265	$2,188	$–	$584	$275	$6,718
Net carrying amount at end of period	$152	$662	$570	$419	$1,195	$203	$4,587	$146	$7,934

(1)	As at October 31, 2021, we had total contractual commitments of $162 million to purchase premises and equipment (October 31, 2020 – $94 million).